Discontinued Operations	12 Months Ended
Dec. 31, 2022
Discontinued Operations [Abstract]
DISCONTINUED OPERATIONS

NOTE 4—DISCONTINUED OPERATIONS

ASC Topic 360, Property, Plant, and Equipment, requires that a long-lived asset (disposal group) to be sold shall be classified as held for sale in the period in which a set of criteria have been met, including criteria that the sale of the asset (disposal group) is probable, and actions required to complete the plan indicate that it is unlikely that significant changes to the plan will be made or that the plan will be withdrawn.

On April 19, 2021, the Company entered into a stock purchase agreement with the original owners of Neese, pursuant to which they purchased our 55% ownership interest in 1847 Neese for a purchase price of $325,000 in cash. As a result of this transaction, 1847 Neese is no longer a subsidiary of the Company. All financial information of 1847 Neese operations are classified as discontinued operations and not presented as part of continuing operations for the year ended December 31, 2021.

In accordance with ASC Topic 205, Presentation of Financial Statements, the Company elected to not allocate consolidated interest expense to discontinued operations where the debt is not directly attributable to or related to discontinued operations.

The following information presents the major classes of line items constituting the after-tax loss from discontinued operations in the consolidated statements of operations for the year ended December 31, 2021:

Year Ended December 31, 2021
REVENUES
Services	$612,862
Sales of parts and equipment	324,189
TOTAL REVENUE	937,051
OPERATING EXPENSES
Cost of revenues	298,050
Personnel costs	485,774
Depreciation and amortization	360,746
Fuel	112,746
General and administrative	290,872
TOTAL OPERATING EXPENSES	1,548,188
LOSS FROM OPERATIONS	(611,137)
OTHER INCOME (EXPENSE)
Financing costs and loss on early extinguishment of debt	(320)
Gain on forgiveness of debt	380,247
Gain on sale of assets	548,723
Interest expense	(78,308)
Other income (expense)	1,200
TOTAL OTHER INCOME (EXPENSE)	851,542
NET LOSS BEFORE INCOME TAXES	240,405
INCOME TAX EXPENSE	-
NET INCOME BEFORE NON-CONTROLLING INTERESTS	240,405
LESS NET INCOME ATTRIBUTABLE TO NON-CONTROLLING INTERESTS	108,182
NET INCOME ATTRIBUTABLE TO SHAREHOLDERS	$132,223

The following information presents the major classes of line items constituting significant operating, investing and financing cash flow activities in the unaudited consolidated statements of cash flows relating to discontinued operations for the year ended December 31, 2021:

Year Ended December 31, 2021
Cash flows from operating activities of discontinued operations:
Net Income	$240,405
Adjustments to reconcile net loss to net cash provided by (used in) operating activities of discontinued operations:
Depreciation and amortization	360,746
Amortization of financing costs and warrant features	2,187
Amortization of operating lease right-of-use assets	19,007
Gain on forgiveness of PPP loans	(380,247)
Gain on sale of equipment	(548,723)
Changes in operating assets and liabilities:
Accounts receivable	10,698
Inventory	(161,286)
Prepaid expenses and other assets	49,222
Accounts payable and accrued expenses	118,980
Operating lease liability	(19,007)
Accrued expense long-term	137,438
Net cash used in operating activities from discontinued operations	$(170,580)

Cash flows from investing activities in discontinued operations:
Proceeds from sale of equipment	$675,000
Purchase of equipment	(30,697)
Net cash provided by investing activities in discontinued operations	$644,303

Cash flows from financing activities in discontinued operations:
Proceeds from note payable	$380,385
Repayments of notes payable	(589,078)
Net cash used in financing activities in discontinued operations	$(208,693)